Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

March 31, 2020

VCY-QTLY-0520
1.814650.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Aerospace & Defense - 14.7%
Aerospace & Defense - 14.7%
Harris Corp.	11,400	$2,053,368
HEICO Corp. Class A	11,668	745,585
Lockheed Martin Corp.	12,200	4,135,190
Northrop Grumman Corp.	11,400	3,449,070
Raytheon Co.	11,400	1,495,110
Teledyne Technologies, Inc. (a)	3,778	1,123,086
TransDigm Group, Inc.	11,800	3,778,242
		16,779,651
Air Freight & Logistics - 6.1%
Air Freight & Logistics - 6.1%
Air Transport Services Group, Inc. (a)	100,000	1,828,000
Expeditors International of Washington, Inc.	11,200	747,264
XPO Logistics, Inc. (a)	89,420	4,359,225
		6,934,489
Building Products - 1.4%
Building Products - 1.4%
Trane Technologies PLC	19,900	1,643,541
Construction & Engineering - 1.0%
Construction & Engineering - 1.0%
AECOM (a)	7,200	214,920
Jacobs Engineering Group, Inc.	11,500	911,605
		1,126,525
Electrical Equipment - 7.9%
Electrical Components & Equipment - 7.9%
AMETEK, Inc.	95,300	6,863,506
Regal Beloit Corp.	11,888	748,350
Rockwell Automation, Inc.	8,700	1,312,917
Vertiv Holdings LLC (b)	17,536	151,686
		9,076,459
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Danaher Corp.	5,600	775,096
Industrial Conglomerates - 19.4%
Industrial Conglomerates - 19.4%
3M Co.	10,800	1,474,308
General Electric Co.	571,137	4,534,828
Honeywell International, Inc.	41,927	5,609,413
Roper Technologies, Inc.	33,800	10,539,180
		22,157,729
Machinery - 24.0%
Construction Machinery & Heavy Trucks - 1.3%
Oshkosh Corp.	22,700	1,460,291
Industrial Machinery - 22.7%
Fortive Corp.	121,692	6,716,181
Gardner Denver Holdings, Inc. (a)	28,600	709,280
Graco, Inc.	8,000	389,840
IDEX Corp.	30,045	4,149,515
Illinois Tool Works, Inc.	33,700	4,789,444
ITT, Inc.	38,656	1,753,436
Nordson Corp.	36,500	4,930,055
Stanley Black & Decker, Inc.	23,200	2,320,000
Woodward, Inc.	3,459	205,603
		25,963,354

TOTAL MACHINERY		27,423,645

Professional Services - 5.1%
Human Resource & Employment Services - 0.5%
TriNet Group, Inc. (a)	14,117	531,646
Research & Consulting Services - 4.6%
Clarivate Analytics PLC (a)	81,805	1,697,454
CoStar Group, Inc. (a)	600	352,326
Equifax, Inc.	15,500	1,851,475
IHS Markit Ltd.	22,400	1,344,000
		5,245,255

TOTAL PROFESSIONAL SERVICES		5,776,901

Road & Rail - 18.0%
Railroads - 10.2%
CSX Corp.	29,400	1,684,620
Kansas City Southern	13,246	1,684,626
Norfolk Southern Corp.	17,350	2,533,100
Union Pacific Corp.	40,600	5,726,224
		11,628,570
Trucking - 7.8%
Knight-Swift Transportation Holdings, Inc. Class A (c)	102,807	3,372,070
Marten Transport Ltd.	8,700	178,524
Old Dominion Freight Lines, Inc.	19,448	2,552,744
Saia, Inc. (a)	11,200	823,648
Schneider National, Inc. Class B	100,672	1,946,996
		8,873,982

TOTAL ROAD & RAIL		20,502,552

Software - 0.4%
Application Software - 0.4%
Descartes Systems Group, Inc. (a)	12,700	435,212
Trading Companies & Distributors - 0.9%
Trading Companies & Distributors - 0.9%
Fastenal Co.	26,000	812,500
HD Supply Holdings, Inc. (a)	9,500	270,085
		1,082,585
TOTAL COMMON STOCKS
(Cost $110,077,656)		113,714,385

Money Market Funds - 0.1%
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)
(Cost $71,425)	71,411	71,425
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $110,149,081)		113,785,810
NET OTHER ASSETS (LIABILITIES) - 0.3%		339,312
NET ASSETS - 100%		$114,125,122

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,686 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$175,360

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,853
Fidelity Securities Lending Cash Central Fund	660
Total	$3,513

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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